Subsequent Events (Details Narrative) - USD ($)	Jan. 07, 2021	Jan. 02, 2021	Nov. 04, 2021	Nov. 03, 2021	Sep. 30, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 11, 2020	Apr. 22, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Deferred Compensation Liability, Current					$ 108,945		$ 128,434			$ 503,466
Debt Instrument, Face Amount						$ 514,200		$ 554,000	$ 554,000
Debt Instrument, Interest Rate, Stated Percentage						1.00%			1.00%
Common Stock, Shares Authorized					350,000,000		350,000,000			350,000,000
Preferred Stock, Shares Authorized					150,000,000		150,000,000			150,000,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized					850,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 514,200
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Common Stock, Shares Authorized				850,000,000
Preferred Stock, Shares Authorized				150,000,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Replacement Reserve Escrow			$ 1,365,000
Subsequent Event [Member] | Consulting Agreement [Member] | Mr. James R. Shipley [Member]
Subsequent Event [Line Items]
Professional Fees	$ 6,500
Subsequent Event [Member] | 2017 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of Options, Granted		1,035,800
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.13
Deferred Compensation Liability, Current		$ 128,434